GENERAL INFORMATION	12 Months Ended
Apr. 30, 2018
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 GENERAL INFORMATION

Oasmia Pharmaceutical AB (Reg. No. 556332-6676 and the Parent Company of the Oasmia Group), referred to herein as the “Company,” is a limited company domiciled in Stockholm, Sweden. The address of the company is Vallongatan 1, Uppsala, where the Company has its office, manufacturing facility and conducts research. The company’s shares are listed on NASDAQ Stockholm, NASDAQ Capital Market and on the Frankfurt Stock Exchange.